Dreyfus Variable Investment Fund

-Quality Bond Portfolio

Incorporated herein by reference is definitive version of the above-referenced fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000813383-14-000025).